Disclosures on the effects of fluctuations in foreign currency exchange rates - Liabilities Subject to Fluctuations in Exchange Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 6,301,408	$ 5,887,100
Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	2,513,876	3,051,547
Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	1,904,430	2,249,142
Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	609,446	802,405
Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	3,787,532	2,835,553
Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	303,372	34,866
Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	648,216	504,560
Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	99,685	249,531
Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	34,936	62,219
Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	2,701,323	1,984,377
Other current financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	1,256,499	522,999
Other current financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	793,505	140,746
Other current financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	462,994	382,253
Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	18,192	12,149
Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	18,192	12,149
Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	449,633	374,789
Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	435,865	374,115
Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	13,768	674
Trade payables due to related parties | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	2,346	0
Trade payables due to related parties | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	2,346	0
Trade payables due to related parties | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Other current provisions | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	392,322	1,303,146
Other current provisions | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	385,529	1,300,878
Other current provisions | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	6,793	2,268
Current tax liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		356,611
Current tax liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	162,743	0
Current tax liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	20,890	356,611
Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	183,633
Provisions for employee benefits, current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	23,946	35,376
Provisions for employee benefits, current | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	23,946	26,745
Provisions for employee benefits, current | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	8,631
Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	187,305	446,477
Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	100,496	406,658
Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	86,809	39,819
Other non-current financial liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	3,213,422	2,394,218
Other non-current financial liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	249,963	0
Other non-current financial liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	195,833	197,521
Other non-current financial liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	99,685	249,531
Other non-current financial liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Other non-current financial liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	2,667,941	1,947,166
Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	56,966	49,585
Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	22,030	13,566
Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	34,936	36,019
Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current Trade and other payables | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current Trade and other payables | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current Trade and other payables | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current Trade and other payables | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current Trade and other payables | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Non-current Trade and other payables | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Other non-current provisions | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	60,450	58,053
Other non-current provisions | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Other non-current provisions | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	27,599	3,648
Other non-current provisions | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Other non-current provisions | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	26,200
Other non-current provisions | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	32,851	28,205
Deferred tax liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	394,688	289,825
Deferred tax liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Deferred tax liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	394,688	289,825
Deferred tax liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Deferred tax liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Deferred tax liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	62,006	43,872
Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	53,409	34,866
Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	8,066	0
Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 531	9,006
USD | Other current financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 1,235,970	502,574
USD | Other current financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	773,314	120,652
USD | Other current financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 462,656	381,922
USD | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 9,293	6,549
USD | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 9,293	6,549
USD | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 94,353	121,370
USD | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	87,043	121,260
USD | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 7,310	110
USD | Other current provisions | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 391,765	1,302,929
USD | Other current provisions | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	384,972	1,300,878
USD | Other current provisions | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 6,793	2,051
USD | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 172,548	348,658
USD | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	162,743	0
USD | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 9,805	348,658
USD | Provisions for employee benefits, current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 21,575	34,498
USD | Provisions for employee benefits, current | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	21,575	25,867
USD | Provisions for employee benefits, current | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	8,631
USD | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD
Liabilities held in foreign currencies	$ 118,151	393,499
USD | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	57,114	393,401
USD | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 61,037	$ 98
USD | Other non-current financial liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 2,816,807	$ 1,991,706
USD | Other non-current financial liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	249,963	0
USD | Other non-current financial liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	195,833	197,521
USD | Other non-current financial liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	99,685	249,531
USD | Other non-current financial liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Other non-current financial liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 2,271,326	$ 1,544,654
USD | Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 17,902	$ 36,066
USD | Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	13,059	13,566
USD | Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	4,843	22,500
USD | Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
USD | Non-current Trade and other payables | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 0	$ 0
USD | Non-current Trade and other payables | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Non-current Trade and other payables | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Non-current Trade and other payables | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Non-current Trade and other payables | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Non-current Trade and other payables | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
USD | Other non-current provisions | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 60,450	$ 58,053
USD | Other non-current provisions | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Other non-current provisions | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	27,599	3,648
USD | Other non-current provisions | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Other non-current provisions | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	26,200
USD | Other non-current provisions | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 32,851	$ 28,205
USD | Deferred tax liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 394,688	$ 289,825
USD | Deferred tax liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Deferred tax liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	394,688	289,825
USD | Deferred tax liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Deferred tax liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Deferred tax liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
USD | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	USD	USD
Liabilities held in foreign currencies	$ 18,514	$ 43,332
USD | Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	10,008	34,326
USD | Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	8,066	0
USD | Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
USD | Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 440	9,006
CLF | Other current financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF
Liabilities held in foreign currencies	$ 20,529	20,425
CLF | Other current financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	20,191	20,094
CLF | Other current financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 338	331
CLF | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF
Liabilities held in foreign currencies	$ 2,284	2,331
CLF | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLF | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 2,284	2,331
CLF | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF
Liabilities held in foreign currencies	$ 3,614	2,618
CLF | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	3,614	2,618
CLF | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
CLF | Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF	CLF
Liabilities held in foreign currencies	$ 8,971	$ 10,982
CLF | Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLF | Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	8,971	0
CLF | Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLF | Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	10,982
CLF | Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
MXN | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 3,573	436
MXN | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
MXN | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 3,573	436
MXN | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 1,499	802
MXN | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	1,499	802
MXN | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
MXN | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 0	5,568
MXN | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
MXN | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	5,568
MXN | Provisions for employee benefits, current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 202	103
MXN | Provisions for employee benefits, current | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	202	103
MXN | Provisions for employee benefits, current | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
MXN | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 982	739
MXN | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	966	725
MXN | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 16	$ 14
MXN | Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN	MXN
Liabilities held in foreign currencies	$ 4,235	$ 1,094
MXN | Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
MXN | Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
MXN | Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
MXN | Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	4,235	1,094
MXN | Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
MXN | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	MXN
Liabilities held in foreign currencies	$ 314
MXN | Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	314
MXN | Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
MXN | Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
MXN | Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
MXN | Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0
EUR | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 438	387
EUR | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
EUR | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 438	387
EUR | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 59,282	56,682
EUR | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	52,883	56,118
EUR | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 6,399	564
EUR | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 4,850	1,386
EUR | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
EUR | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 4,850	1,386
EUR | Provisions for employee benefits, current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 560	385
EUR | Provisions for employee benefits, current | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	560	385
EUR | Provisions for employee benefits, current | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
EUR | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 1,638	1,814
EUR | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	669	1,564
EUR | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 969	$ 250
EUR | Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR	EUR
Liabilities held in foreign currencies	$ 3,315	$ 1,420
EUR | Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
EUR | Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
EUR | Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
EUR | Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	3,315	1,420
EUR | Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
EUR | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	EUR
Liabilities held in foreign currencies	$ 56
EUR | Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	56
EUR | Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
EUR | Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
EUR | Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
EUR | Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0
AUD | Lease liabilities, current | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 2,604	2,446
AUD | Lease liabilities, current | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
AUD | Lease liabilities, current | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 2,604	2,446
AUD | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 32,446	24,394
AUD | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	32,439	24,394
AUD | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 7	0
AUD | Trade payables due to related parties | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 2,346	0
AUD | Trade payables due to related parties | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	2,346	0
AUD | Trade payables due to related parties | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
AUD | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 169	0
AUD | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
AUD | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 169	0
AUD | Provisions for employee benefits, current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 492	390
AUD | Provisions for employee benefits, current | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	492	390
AUD | Provisions for employee benefits, current | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
AUD | Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 22,522
AUD | Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
AUD | Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
AUD | Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
AUD | Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	22,522
AUD | Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0
AUD | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AUD
Liabilities held in foreign currencies	$ 91
AUD | Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
AUD | Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
AUD | Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
AUD | Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
AUD | Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 91
BRL | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	BRL
Liabilities held in foreign currencies	$ 12	10
BRL | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	12	10
BRL | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
BRL | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	BRL
Liabilities held in foreign currencies	$ 17	1
BRL | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	17	1
BRL | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
THB | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	THB
Liabilities held in foreign currencies	$ 4	4
THB | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	4	4
THB | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
CLP | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 228,042	162,470
CLP | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	227,990	162,470
CLP | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 52	0
CLP | Other current provisions | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 332	217
CLP | Other current provisions | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	332	0
CLP | Other current provisions | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	217
CLP | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 513	999
CLP | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLP | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 513	999
CLP | Provisions for employee benefits, current
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 1,117	0
CLP | Provisions for employee benefits, current | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	1,117	0
CLP | Provisions for employee benefits, current | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
CLP | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP
Liabilities held in foreign currencies	$ 57,567	47,737
CLP | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	32,780	8,281
CLP | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 24,787	$ 39,456
CLP | Non-current lease liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP	CLP
Liabilities held in foreign currencies	$ 21	$ 23
CLP | Non-current lease liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLP | Non-current lease liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLP | Non-current lease liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLP | Non-current lease liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	21	23
CLP | Non-current lease liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
CLP | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLP	CLP
Liabilities held in foreign currencies	$ 42,813	$ 540
CLP | Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	42,813	540
CLP | Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLP | Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLP | Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLP | Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
CNY | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Liabilities held in foreign currencies	$ 28,562	4,757
CNY | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	28,562	4,757
CNY | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
CNY | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Liabilities held in foreign currencies	$ 356	0
CNY | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CNY | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 356	0
CNY | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CNY
Liabilities held in foreign currencies	$ 134	92
CNY | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	134	92
CNY | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
GBP | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	GBP
Liabilities held in foreign currencies	$ 18	18
GBP | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	18	18
GBP | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
ZAR | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ZAR
Liabilities held in foreign currencies	$ 984	1,256
ZAR | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	984	1,256
ZAR | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
ZAR | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ZAR
Liabilities held in foreign currencies	$ 550	1
ZAR | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	550	0
ZAR | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	1
AED | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	AED
Liabilities held in foreign currencies	$ 0	72
AED | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	72
AED | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
JPY | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Liabilities held in foreign currencies	$ 0	0
JPY | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
JPY | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
JPY | Other current provisions | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Liabilities held in foreign currencies	$ 225	0
JPY | Other current provisions | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	225	0
JPY | Other current provisions | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
JPY | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Liabilities held in foreign currencies	$ 49	47
JPY | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	49	47
JPY | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
JPY | Provisions for employee benefits, non-current | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	JPY
Liabilities held in foreign currencies	$ 218
JPY | Provisions for employee benefits, non-current | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	218
JPY | Provisions for employee benefits, non-current | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
JPY | Provisions for employee benefits, non-current | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
JPY | Provisions for employee benefits, non-current | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0
JPY | Provisions for employee benefits, non-current | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0
CHF | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CHF
Liabilities held in foreign currencies	$ 21	32
CHF | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	21	32
CHF | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
COP | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	COP
Liabilities held in foreign currencies	$ 302	115
COP | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	302	115
COP | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
COP | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	COP
Liabilities held in foreign currencies	$ 202	250
COP | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	202	250
COP | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
CAD | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CAD
Liabilities held in foreign currencies		0
CAD | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	2	0
CAD | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies		0
KRW | Trade and other payables | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Liabilities held in foreign currencies	$ 492	189
KRW | Trade and other payables | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	492	189
KRW | Trade and other payables | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
KRW | Current tax liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Liabilities held in foreign currencies	$ 5,197	0
KRW | Current tax liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
KRW | Current tax liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 5,197	0
KRW | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	KRW
Liabilities held in foreign currencies	$ 8,015	2,271
KRW | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	8,015	2,271
KRW | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
PEN | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	PEN
Liabilities held in foreign currencies	$ 0	0
PEN | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
PEN | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	0
ARS | Other current non-financial liabilities | Current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	ARS
Liabilities held in foreign currencies	$ 0	26
ARS | Other current non-financial liabilities | Current liabilities | Up to 90 days
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	26
ARS | Other current non-financial liabilities | Current liabilities | 90 days to 1 year
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 0	$ 0
CLF | Other non-current financial liabilities | Non-current liabilities
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Currency	CLF	CLF
Liabilities held in foreign currencies	$ 396,615	$ 402,512
CLF | Other non-current financial liabilities | Non-current liabilities | Over 1 year to 2 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLF | Other non-current financial liabilities | Non-current liabilities | Over 2 years to 3 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLF | Other non-current financial liabilities | Non-current liabilities | Over 3 years to 4 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLF | Other non-current financial liabilities | Non-current liabilities | Over 4 years to 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	0	0
CLF | Other non-current financial liabilities | Non-current liabilities | Over 5 years
Disclosure Of Disclosures On The Effects Of Fluctuations In Foreign Currency Exchange Rates [Line Items]
Liabilities held in foreign currencies	$ 396,615	$ 402,512